RISK AND CAPITAL MANAGEMENT: FINANCIAL INSTRUMENTS - Disclosure of detailed information about financial assets (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Investments	$ 10,356
Warrants	4
Total	10,360
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Investments	9,966
Warrants	0
Total	9,966
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Investments	390
Warrants	4
Total	394
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Investments	0
Warrants	0
Total	$ 0